Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 597,169	$ 230,328
Accounts receivable, net	24,706	26,932
Contract assets, including retainage of $3,166 and $3,012, respectively	15,359	19,743
Prepaid expenses and other current assets	29,107	32,661
Bitcoin	311,178	109,420
Derivative asset, current portion	30,781
Future power credits, current portion	271	24,297
Total current assets	1,008,571	443,381
Property and equipment, net	704,194	692,555
Deposits	215,009	42,433
Finite-lived intangible assets, net	15,697	21,477
Derivative asset, less current portion	73,437	97,497
Operating lease right-of-use assets	20,413	21,673
Future power credits, less current portion	638	638
Other long-term assets	13,121	310
Total assets	2,051,080	1,319,964
Current liabilities
Accounts payable	23,157	18,445
Contract liabilities	4,073	8,446
Accrued expenses	62,628	65,464
Deferred gain on acquisition post-close dispute settlement	26,007
Deferred revenue, current portion	2,458	2,882
Contingent consideration liability - future power credits, current portion	271	24,297
Operating lease liability, current portion	2,421	2,009
Total current liabilities	121,015	121,543
Deferred revenue, less current portion	15,801	17,869
Operating lease liability, less current portion	18,924	20,242
Contingent consideration liability - future power credits, less current portion	638	638
Other long-term liabilities	6,680	8,230
Total liabilities	163,058	168,522
Commitments and contingencies - Note 17
Stockholders' equity
Preferred stock, no par value, 15,000,000 shares authorized:
2% Series A Convertible Preferred stock, 2,000,000 shares authorized; no shares issued and outstanding as of December 31, 2023 and December 31, 2022
Common stock, no par value; 340,000,000 shares authorized; 230,836,624 and 167,751,112 shares issued and outstanding as of December 31, 2023 and December 31, 2022, respectively	2,687,692	1,907,784
Accumulated deficit	(799,820)	(756,342)
Accumulated other comprehensive income (loss), net	150
Total stockholders' equity	1,888,022	1,151,442
Total liabilities and stockholders' equity	$ 2,051,080	$ 1,319,964